Note 19 - Capital Stock (Details Textual)	1 Months Ended	12 Months Ended
	Feb. 28, 2004 $ / shares	Dec. 31, 2020 $ / shares $ / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2020 USD ($)
Common Stock, Dividends, Per Share, Declared (in dollars per share)		$ 0.10	$ 0.10
Share Price (in CAD per share)		$ 113.28
Contingent Liabiilty upon Sale of Control | $				$ 393,850
Subordinate Voting Shares Conversion Rate [Member]
Payment Formula Base Price, Second Payment (in CAD per share)	$ 6.472
Chief Executive Officer [Member]
Percentage Payment of Shares Outstanding, First Payment	5.00%
Payment Formula Base Price, First Payment (in CAD per share)	$ 3.324
Percentage Payment of Shares Outstanding, Second Payment	5.00%
Subordinate Voting Shares [Member]
Number of Votes for Subordinate Voting Shares		1
Multiple Voting Shares [Member]
Number of Votes for Multiple Voting Shares		20